SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 6 (Details)	12 Months Ended
Dec. 31, 2015
Performance RSU Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	0.00%
Performance RSU Max Prior To 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	150.00%
Performance RSU Max In 2014 And After [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	200.00%
Service And Other Awards Max [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	100.00%